Distribution Date:	05/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764RBB3	1.405000%	55,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764RBC1	2.790000%	74,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764RBD9	3.069000%	106,000,000.00	49,093,206.97	1,781,381.83	125,555.88	15,449.69	0.00	1,922,387.40	47,311,825.14	37.16%	30.00%
A-3	61764RBE7	2.988000%	250,000,000.00	216,478,719.13	14,497,911.62	539,032.01	105,860.10	0.00	15,142,803.73	201,980,807.51	37.16%	30.00%
A-4	61764RBF4	3.249000%	317,319,000.00	317,319,000.00	0.00	859,141.19	0.00	0.00	859,141.19	317,319,000.00	37.16%	30.00%
A-S	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00	28.35%	23.09%
B	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00	20.25%	16.72%
C	61764RBL1	4.453398%	52,780,000.00	52,780,000.00	0.00	195,875.30	0.00	0.00	195,875.30	52,780,000.00	14.40%	12.13%
D	61764RAN8	3.071000%	50,220,000.00	50,220,000.00	0.00	128,521.35	0.00	0.00	128,521.35	50,220,000.00	8.83%	7.75%
E	61764RAQ1	2.850000%	31,131,000.00	31,131,000.00	0.00	73,936.13	0.00	0.00	73,936.13	31,131,000.00	5.38%	5.04%
F	61764RAS7	2.850000%	23,967,000.00	23,967,000.00	0.00	56,921.63	0.00	0.00	56,921.63	23,967,000.00	2.72%	2.95%
G	61764RAU2	2.850000%	33,863,538.00	27,017,650.40	0.00	96,587.14	0.00	2,498,154.63	96,587.14	24,519,495.77	0.00%	0.00%
V	61764RAW8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764RAY4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,147,884,540.00	920,410,576.50	16,279,293.45	2,567,198.64	121,309.79	2,498,154.63	18,967,801.88	901,633,128.42

X-A	61764RBG2	1.260395%	882,883,000.00	662,254,926.10	0.00	695,585.73	417,682.32	0.00	1,113,268.05	645,975,632.65
X-B	61764RAA6	0.293398%	73,040,000.00	73,040,000.00	0.00	17,858.18	0.00	0.00	17,858.18	73,040,000.00
X-D	61764RAE8	1.382398%	50,220,000.00	50,220,000.00	0.00	57,853.37	0.00	0.00	57,853.37	50,220,000.00
X-E	61764RAG3	1.603398%	31,131,000.00	31,131,000.00	0.00	41,596.16	0.00	0.00	41,596.16	31,131,000.00
X-F	61764RAJ7	1.603398%	23,967,000.00	23,967,000.00	0.00	32,023.87	0.00	0.00	32,023.87	23,967,000.00
X-G	61764RAL2	1.603398%	33,863,538.00	27,017,650.40	0.00	36,100.05	0.00	0.00	36,100.05	24,519,495.77
Notional SubTotal			1,095,104,538.00	867,630,576.50	0.00	881,017.36	417,682.32	0.00	1,298,699.68	848,853,128.42

Deal Distribution Total					16,279,293.45	3,448,216.00	538,992.11	2,498,154.63	20,266,501.56

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764RBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764RBD9	463.14346198	16.80548896	1.18448943	0.00000000	0.00000000	0.14575179	0.00000000	18.13573019	446.33797302
A-3	61764RBE7	865.91487652	57.99164648	2.15612804	0.00000000	0.00000000	0.42344040	0.00000000	60.57121492	807.92323004
A-4	61764RBF4	1,000.00000000	0.00000000	2.70749999	0.00000000	0.00000000	0.00000000	0.00000000	2.70749999	1,000.00000000
A-S	61764RBH0	1,000.00000000	0.00000000	3.00416662	0.00000000	0.00000000	0.00000000	0.00000000	3.00416662	1,000.00000000
B	61764RBJ6	1,000.00000000	0.00000000	3.46666662	0.00000000	0.00000000	0.00000000	0.00000000	3.46666662	1,000.00000000
C	61764RBL1	1,000.00000000	0.00000000	3.71116521	0.00000000	0.00000000	0.00000000	0.00000000	3.71116521	1,000.00000000
D	61764RAN8	1,000.00000000	0.00000000	2.55916667	0.00000000	0.00000000	0.00000000	0.00000000	2.55916667	1,000.00000000
E	61764RAQ1	1,000.00000000	0.00000000	2.37500016	0.00000000	0.00000000	0.00000000	0.00000000	2.37500016	1,000.00000000
F	61764RAS7	1,000.00000000	0.00000000	2.37500021	0.00000000	0.00000000	0.00000000	0.00000000	2.37500021	1,000.00000000
G	61764RAU2	797.83897359	0.00000000	2.85224598	(0.95737841)	26.06721306	0.00000000	73.77122349	2.85224598	724.06775010
V	61764RAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764RBG2	750.10496985	0.00000000	0.78785720	0.00000000	0.00000000	0.47308910	0.00000000	1.26094630	731.66618074
X-B	61764RAA6	1,000.00000000	0.00000000	0.24449863	0.00000000	0.00000000	0.00000000	0.00000000	0.24449863	1,000.00000000
X-D	61764RAE8	1,000.00000000	0.00000000	1.15199861	0.00000000	0.00000000	0.00000000	0.00000000	1.15199861	1,000.00000000
X-E	61764RAG3	1,000.00000000	0.00000000	1.33616524	0.00000000	0.00000000	0.00000000	0.00000000	1.33616524	1,000.00000000
X-F	61764RAJ7	1,000.00000000	0.00000000	1.33616514	0.00000000	0.00000000	0.00000000	0.00000000	1.33616514	1,000.00000000
X-G	61764RAL2	797.83897359	0.00000000	1.06604484	0.00000000	0.00000000	0.00000000	0.00000000	1.06604484	724.06775010

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	125,555.88	0.00	125,555.88	0.00	0.00	0.00	125,555.88	0.00
A-3	04/01/22 - 04/30/22	30	0.00	539,032.01	0.00	539,032.01	0.00	0.00	0.00	539,032.01	0.00
A-4	04/01/22 - 04/30/22	30	0.00	859,141.19	0.00	859,141.19	0.00	0.00	0.00	859,141.19	0.00
X-A	04/01/22 - 04/30/22	30	0.00	695,585.73	0.00	695,585.73	0.00	0.00	0.00	695,585.73	0.00
X-B	04/01/22 - 04/30/22	30	0.00	17,858.18	0.00	17,858.18	0.00	0.00	0.00	17,858.18	0.00
X-D	04/01/22 - 04/30/22	30	0.00	57,853.37	0.00	57,853.37	0.00	0.00	0.00	57,853.37	0.00
X-E	04/01/22 - 04/30/22	30	0.00	41,596.16	0.00	41,596.16	0.00	0.00	0.00	41,596.16	0.00
X-F	04/01/22 - 04/30/22	30	0.00	32,023.87	0.00	32,023.87	0.00	0.00	0.00	32,023.87	0.00
X-G	04/01/22 - 04/30/22	30	0.00	36,100.05	0.00	36,100.05	0.00	0.00	0.00	36,100.05	0.00
A-S	04/01/22 - 04/30/22	30	0.00	238,422.68	0.00	238,422.68	0.00	0.00	0.00	238,422.68	0.00
B	04/01/22 - 04/30/22	30	0.00	253,205.33	0.00	253,205.33	0.00	0.00	0.00	253,205.33	0.00
C	04/01/22 - 04/30/22	30	0.00	195,875.30	0.00	195,875.30	0.00	0.00	0.00	195,875.30	0.00
D	04/01/22 - 04/30/22	30	0.00	128,521.35	0.00	128,521.35	0.00	0.00	0.00	128,521.35	0.00
E	04/01/22 - 04/30/22	30	0.00	73,936.13	0.00	73,936.13	0.00	0.00	0.00	73,936.13	0.00
F	04/01/22 - 04/30/22	30	0.00	56,921.63	0.00	56,921.63	0.00	0.00	0.00	56,921.63	0.00
G	04/01/22 - 04/30/22	30	915,148.28	64,166.92	0.00	64,166.92	(32,420.22)	0.00	0.00	96,587.14	882,728.06
Totals			915,148.28	3,415,795.78	0.00	3,415,795.78	(32,420.22)	0.00	0.00	3,448,216.00	882,728.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764RBL1	4.453398%	52,780,000.00	52,780,000.00	0.00	195,875.30	0.00	0.00	195,875.30	52,780,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,184,000.03	205,184,000.00	0.00	687,503.31	0.00	0.00	687,503.31	205,184,000.00

Exchangeable Certificate Details
PST	61764RBK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	20,266,501.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,435,220.87	Master Servicing Fee	15,050.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,684.53
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	383.50
ARD Interest	0.00	Trust Advisor Fee	1,306.98
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,435,220.87	Total Fees	19,425.11

Principal		Expenses/Reimbursements
Scheduled Principal	1,704,652.87	Reimbursement for Interest on Advances	(4,136.88)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	14,574,742.08	Special Servicing Fees (Monthly)	(30,760.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(101.50)	Special Servicing Fees (Work Out)	2,476.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,279,293.45	Total Expenses/Reimbursements	(32,420.22)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	538,992.11	Interest Distribution	3,448,216.00
Excess Liquidation Proceeds	0.00	Principal Distribution	16,279,293.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	538,992.11
		Borrower Option Extension Fees	0.00
Total Other Collected	538,992.11	Total Payments to Certificateholders and Others	20,266,501.56
Total Funds Collected	20,253,506.43	Total Funds Distributed	20,253,506.45

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	920,410,576.50	920,410,576.50	Beginning Certificate Balance	920,410,576.50
(-) Scheduled Principal Collections	1,704,652.87	1,704,652.87	(-) Principal Distributions	16,279,293.45
(-) Unscheduled Principal Collections	14,574,742.08	14,574,742.08	(-) Realized Losses	2,498,154.63
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,498,154.63
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,498,154.63	2,498,154.63	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	901,633,128.42	901,633,128.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	917,481,990.05	917,481,990.05	Ending Certificate Balance	901,633,128.42
Ending Actual Collateral Balance	902,709,372.34	902,709,372.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP
5,000,000 or less	11	38,241,027.38	4.24%	39	4.5323	1.698145	1.30 or less	12	142,270,866.91	15.78%	31	4.4635	0.526628
5,000,001 to 10,000,000	25	183,428,182.97	20.34%	31	4.4763	1.855387	1.31 to 1.40	5	45,424,305.54	5.04%	32	4.4430	1.339989
10,000,001 to 15,000,000	11	131,548,653.35	14.59%	33	4.4845	1.294871	1.41 to 1.50	5	127,600,629.11	14.15%	32	4.4055	1.467889
15,000,001 to 20,000,000	5	86,319,637.00	9.57%	31	4.4473	1.287869	1.51 to 1.60	2	20,262,112.47	2.25%	31	4.1955	1.541516
20,000,001 to 25,000,000	1	21,285,190.59	2.36%	33	4.4500	1.620000	1.61 to 1.70	9	116,838,330.63	12.96%	32	4.5920	1.659196
25,000,001 to 30,000,000	4	112,756,003.99	12.51%	30	4.6337	1.269031	1.71 to 1.80	2	25,528,188.28	2.83%	32	4.7165	1.736603
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	7	70,142,395.48	7.78%	36	4.4306	1.838498
35,000,001 to 40,000,000	1	36,691,454.74	4.07%	23	4.7600	1.690000	1.91 to 2.00	1	7,536,230.18	0.84%	30	4.5000	2.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	3	19,554,273.98	2.17%	30	4.5014	2.014413
50,000,001 to 85,000,000	1	68,400,126.44	7.59%	32	4.3800	1.470000	2.11 to 2.20	3	21,827,169.26	2.42%	30	4.4488	2.157567
85,000,001 or greater	1	105,315,575.90	11.68%	30	4.1810	2.890000	2.21 to 2.30	2	34,903,205.17	3.87%	27	5.1839	2.290000
Totals	74	901,633,128.42	100.00%	31	4.4789	1.661946	2.31 to 2.40	1	3,073,964.36	0.34%	32	4.5980	2.400000
							2.41 to 2.70	5	31,108,605.09	3.45%	31	4.4472	2.505666
							2.71 or greater	3	117,915,575.90	13.08%	30	4.2050	2.908700
							Totals	74	901,633,128.42	100.00%	31	4.4789	1.661946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP	Totals	85	901,633,128.42	100.00%	31	4.4789	1.661946
Alabama	1	2,239,001.00	0.25%	30	4.6500	1.497471
									Property Type³
Arizona	1	11,692,717.58	1.30%	32	4.5100	1.700000
Bahamas	1	27,903,205.17	3.09%	26	5.3730	2.290000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	13	229,358,284.99	25.44%	31	4.3296	2.114106		Properties	Balance	Agg. Bal.			DSCR¹
Colorado	1	10,172,168.39	1.13%	32	4.2300	1.640000	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP
Florida	7	109,837,362.05	12.18%	32	4.3877	1.457211	Industrial	2	15,359,707.82	1.70%	30	4.4745	2.066216
Georgia	2	17,345,460.98	1.92%	31	4.5001	2.356305	Lodging	18	191,443,160.49	21.23%	30	4.6191	1.296328
Kentucky	1	3,700,000.00	0.41%	30	4.4500	2.010000	Mixed Use	1	11,837,818.55	1.31%	32	4.3050	1.850000
Louisiana	1	5,518,517.30	0.61%	31	4.4600	1.490000	Mobile Home Park	1	11,539,273.98	1.28%	29	4.5240	2.010000
Maryland	1	14,831,432.57	1.64%	54	4.7050	1.640000	Multi-Family	5	100,605,181.06	11.16%	28	4.5142	1.552996
Michigan	1	11,539,273.98	1.28%	29	4.5240	2.010000	Office	9	218,138,825.43	24.19%	31	4.2910	2.039540
Minnesota	4	10,570,978.91	1.17%	30	4.4077	2.685183	Retail	31	217,959,980.69	24.17%	34	4.4895	1.641494
Nevada	2	14,477,438.04	1.61%	32	4.4445	1.822651	Self Storage	4	17,101,904.34	1.90%	30	4.3899	2.768212
New Hampshire	1	5,180,530.94	0.57%	30	4.5500	2.490000	Totals	85	901,633,128.42	100.00%	31	4.4789	1.661946
New York	3	71,785,931.92	7.96%	27	4.6216	1.238298
North Carolina	8	64,841,401.21	7.19%	30	4.4947	1.531594
Pennsylvania	4	15,327,238.97	1.70%	49	4.5630	1.599468
South Carolina	1	1,728,815.90	0.19%	31	5.5700	1.150000
Tennessee	1	6,337,500.00	0.70%	31	4.4700	2.470000
Texas	11	100,632,849.46	11.16%	31	4.3937	1.401980
Utah	2	13,789,374.54	1.53%	31	4.6774	1.330149
Virginia	2	18,480,997.00	2.05%	32	4.4624	(0.090985)
Washington	1	13,820,399.01	1.53%	32	4.3200	1.330000
Wisconsin	1	2,874,972.46	0.32%	30	4.6500	1.497471

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP
	4.500% or less	39	557,094,143.51	61.79%	32	4.3471	1.673610	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	18	194,620,068.29	21.59%	31	4.6517	1.688085	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	2	30,542,824.66	3.39%	27	5.3468	2.239010	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	1,728,815.90	0.19%	31	5.5700	1.150000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	901,633,128.42	100.00%	31	4.4789	1.661946	49 months or greater	60	783,985,852.36	86.95%	31	4.4643	1.698076
								Totals	74	901,633,128.42	100.00%	31	4.4789	1.661946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP
	60 months or less	59	779,138,740.76	86.41%	31	4.4649	1.697318	Interest Only	7	51,052,500.00	5.66%	31	4.5255	2.273778
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	7	114,875,041.10	12.74%	31	4.4095	1.448435
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	45	613,211,199.66	68.01%	31	4.4702	1.695949
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	73	896,786,016.82	99.46%	31	4.4795	1.661092
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	896,786,016.82	99.46%	31	4.4795	1.661092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	117,647,276.06	13.05%	31	4.5762	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	34,034,026.26	3.77%	32	4.5416	1.698600	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	724,099,060.39	80.31%	31	4.4604	1.708724	85 months to 114 months	1	4,847,111.60	0.54%	91	4.3750	1.820000
	13 to 24 months	2	25,852,765.71	2.87%	33	4.4744	1.399154	115 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 144 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	4,847,111.60	0.54%	91	4.3750	1.820000
	Totals	74	901,633,128.42	100.00%	31	4.4789	1.661946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308709	OF	Irvine	CA	Actual/360	4.181%	367,526.45	169,173.30	0.00	N/A	11/10/24	--	105,484,749.20	105,315,575.90	05/10/22
2	30308710	OF	Orlando	FL	Actual/360	4.380%	250,429.76	210,766.56	0.00	N/A	01/01/25	--	68,610,893.00	68,400,126.44	05/01/22
4	30308712	MF	Long Island City	NY	Actual/360	4.760%	145,793.09	63,107.02	0.00	04/04/24	12/04/24	--	36,754,561.76	36,691,454.74	05/04/22
5	30308713	MF	Las Vegas	NV	Actual/360	4.770%	135,921.00	49,692.00	0.00	N/A	11/01/24	--	34,193,962.17	34,144,270.17	05/01/22
6	30308714	LO	Santa Ana	CA	Actual/360	4.480%	103,882.86	57,876.39	0.00	N/A	01/01/25	--	27,825,764.79	27,767,888.40	05/01/22
7	30308715	MF	Portland	TX	Actual/360	4.430%	108,029.02	45,244.03	0.00	N/A	10/01/24	--	29,262,938.97	29,217,694.94	05/01/22
8	30308716	LO	Paradise Island	BA	Actual/360	5.373%	125,128.35	42,825.62	0.00	N/A	07/01/24	--	27,946,030.79	27,903,205.17	05/01/22
9	30308717	MF	Jacksonville	FL	Actual/360	4.260%	99,083.92	43,748.47	0.00	N/A	01/01/25	--	27,910,963.95	27,867,215.48	05/01/22
10	30308718	LO	Palm Desert	CA	Actual/360	4.450%	79,096.91	44,314.19	0.00	N/A	02/01/25	--	21,329,504.78	21,285,190.59	03/01/22
11	30308719	LO	Various	NC	Actual/360	4.450%	68,523.76	38,390.55	0.00	N/A	02/01/25	--	18,478,315.99	18,439,925.44	03/01/20
12	30308720	OF	New York	NY	Actual/360	4.265%	64,069.21	32,030.38	0.00	N/A	12/01/24	--	18,026,507.56	17,994,477.18	03/01/22
13	30308721	RT	Austin	TX	Actual/360	4.200%	60,291.70	35,066.65	0.00	N/A	12/01/24	--	17,226,200.21	17,191,133.56	05/01/22
14	30308722	MF	Houston	TX	Actual/360	4.370%	67,347.09	28,459.06	0.00	N/A	01/01/25	--	18,493,480.01	18,465,020.95	05/01/22
15	30308723	MF	San Antonio	TX	Actual/360	4.610%	66,373.02	29,090.02	0.00	N/A	12/01/24	--	17,277,141.24	17,248,051.22	05/01/22
16	30308724	RT	New York	NY	Actual/360	4.700%	66,975.00	0.00	0.00	N/A	01/05/25	--	17,100,000.00	17,100,000.00	05/05/22
17	30308725	RT	Various	Various	Actual/360	4.650%	60,532.25	27,126.01	0.00	N/A	11/01/24	--	15,621,226.83	15,594,100.82	05/01/22
18	30308726	LO	DuPont	WA	Actual/360	4.320%	49,907.72	42,855.36	0.00	N/A	01/01/25	--	13,863,254.37	13,820,399.01	05/01/22
20	30308728	RT	Rockville	MD	Actual/360	4.705%	58,248.74	24,781.40	0.00	N/A	11/01/26	--	14,856,213.97	14,831,432.57	05/01/22
21	30308729	LO	Charlotte	NC	Actual/360	4.500%	47,059.83	39,094.20	0.00	N/A	09/01/24	--	12,549,286.71	12,510,192.51	05/01/22
22	30308730	OF	Petaluma	CA	Actual/360	4.430%	47,717.80	22,385.77	0.00	N/A	12/01/24	--	12,925,813.71	12,903,427.94	05/01/22
23	30308731	RT	Chandler	AZ	Actual/360	4.510%	44,036.34	24,268.87	0.00	N/A	01/01/25	--	11,716,986.45	11,692,717.58	05/01/22
24	30308732	LO	Herndon	VA	Actual/360	4.500%	43,307.17	24,081.98	0.00	N/A	12/01/24	--	11,548,579.96	11,524,497.98	05/01/22
25	30308733	OF	Sacramento	CA	Actual/360	4.350%	24,762.56	6,831,050.00	0.00	N/A	12/01/24	--	6,831,050.00	0.00	05/01/22
26	30308734	MU	Reno	NV	Actual/360	4.305%	42,542.93	20,838.20	0.00	N/A	01/01/25	--	11,858,656.75	11,837,818.55	05/01/22
27	30308735	MH	Muskegon	MI	Actual/360	4.524%	43,578.22	19,935.82	0.00	N/A	10/01/24	--	11,559,209.80	11,539,273.98	05/01/22
28	30308736	LO	Fort Myers	FL	Actual/360	4.715%	41,324.87	21,409.56	0.00	N/A	11/01/24	--	10,517,465.33	10,496,055.77	05/01/22
29	30308737	RT	Blue Jay	CA	Actual/360	4.570%	39,004.74	21,275.92	0.00	N/A	11/01/24	--	10,241,944.99	10,220,669.07	05/01/22
30	30308738	RT	Westminster	CO	Actual/360	4.230%	35,924.88	19,286.72	0.00	N/A	01/01/25	--	10,191,455.11	10,172,168.39	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30308740	LO	Salisbury	NC	Actual/360	4.450%	35,445.01	19,964.05	0.00	N/A	01/01/25	--	9,558,205.01	9,538,240.96	05/01/22
33	30308741	RT	Roswell	GA	Actual/360	4.420%	33,516.54	19,187.48	0.00	N/A	12/01/24	--	9,099,513.00	9,080,325.52	05/01/22
34	30308742	SS	Chatsworth	CA	Actual/360	4.300%	34,467.74	16,998.89	0.00	N/A	12/01/24	--	9,618,903.23	9,601,904.34	05/01/22
35	30308743	RT	Humble	TX	Actual/360	4.270%	33,328.68	17,708.36	0.00	N/A	12/01/24	--	9,366,374.69	9,348,666.33	05/01/22
36	30308744	RT	Huntsville	TX	Actual/360	4.500%	33,131.62	18,423.61	0.00	N/A	12/01/24	--	8,835,098.22	8,816,674.61	05/01/22
37	30308745	MF	Irving	TX	Actual/360	4.500%	35,688.13	14,473.72	0.00	N/A	11/05/24	--	9,516,834.27	9,502,360.55	05/05/22
38	30308746	LO	Lithia Springs	GA	Actual/360	4.588%	31,665.24	16,967.87	0.00	N/A	01/01/25	--	8,282,103.33	8,265,135.46	05/01/22
39	30308747	OF	Weatherford	TX	Actual/360	4.750%	33,424.40	15,871.27	0.00	N/A	12/01/24	--	8,444,059.55	8,428,188.28	05/01/22
40	30308748	RT	Round Rock	TX	Actual/360	4.250%	29,367.27	15,645.23	0.00	N/A	01/01/25	--	8,291,936.26	8,276,291.03	05/01/22
42	30308750	RT	Upland	CA	Actual/360	4.557%	31,821.03	12,555.73	0.00	N/A	12/01/24	--	8,379,467.27	8,366,911.54	05/01/22
43	30308751	IN	Goleta	CA	Actual/360	4.450%	29,065.86	14,505.81	0.00	N/A	11/01/24	--	7,837,983.45	7,823,477.64	05/01/22
44	30308752	MF	Tucson	AZ	Actual/360	4.200%	28,788.77	13,022.20	0.00	N/A	01/01/25	--	8,225,364.13	8,212,341.93	05/01/22
45	30308753	LO	Huntersville	NC	Actual/360	4.500%	25,807.00	21,438.76	0.00	N/A	09/01/24	--	6,881,866.71	6,860,427.95	05/01/22
46	30308754	RT	Goldsboro	NC	Actual/360	4.645%	28,247.77	14,911.72	0.00	N/A	12/01/24	--	7,297,595.24	7,282,683.52	05/01/22
47	30308755	IN	Sacramento	CA	Actual/360	4.500%	28,312.87	13,868.68	0.00	N/A	11/01/24	--	7,550,098.86	7,536,230.18	05/01/22
48	30308756	RT	Philadelphia	PA	Actual/360	4.375%	17,833.54	44,373.33	0.00	N/A	12/01/29	--	4,891,484.93	4,847,111.60	05/01/22
49	30308757	RT	Highland	UT	Actual/360	4.788%	27,154.96	13,712.38	0.00	N/A	11/01/24	--	6,805,753.93	6,792,041.55	05/01/22
50	30308758	RT	West Jordan	UT	Actual/360	4.570%	26,693.40	11,876.00	0.00	N/A	12/01/24	--	7,009,208.99	6,997,332.99	05/01/22
51	30308759	SS	Various	MN	Actual/360	4.505%	28,156.25	0.00	0.00	N/A	10/01/24	--	7,500,000.00	7,500,000.00	05/01/22
52	30308760	RT	Fredericksburg	VA	Actual/360	4.400%	25,551.18	12,005.89	0.00	N/A	02/01/25	--	6,968,504.91	6,956,499.02	05/01/22
54	30308762	RT	Austin	TX	Actual/360	4.700%	25,352.55	11,470.73	0.00	N/A	12/01/24	--	6,472,992.75	6,461,522.02	05/01/22
55	30308763	RT	Fresno	CA	Actual/360	4.480%	24,075.61	11,814.72	0.00	N/A	12/01/24	--	6,448,824.11	6,437,009.39	05/01/22
56	30308764	RT	Los Angeles	CA	Actual/360	4.430%	25,841.67	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	05/01/22
57	30308765	RT	Eau Claire	WI	Actual/360	4.400%	22,986.76	3,771,064.57	0.00	N/A	01/01/25	--	6,269,117.70	0.00	05/01/22
60	30308768	LO	Concord	NC	Actual/360	4.500%	19,886.57	16,520.46	0.00	N/A	09/01/24	--	5,303,085.19	5,286,564.73	05/01/22
61	30308769	RT	Austin	TX	Actual/360	4.670%	22,310.77	11,025.16	0.00	N/A	10/01/24	--	5,732,958.91	5,721,933.75	05/01/22
62	30308770	RT	Youngsville	LA	Actual/360	4.460%	20,553.59	11,596.26	0.00	N/A	12/01/24	--	5,530,113.56	5,518,517.30	05/01/22
63	30308771	RT	Morristown	TN	Actual/360	4.470%	23,607.19	0.00	0.00	N/A	12/01/24	--	6,337,500.00	6,337,500.00	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	30308772	RT	Estero	FL	Actual/360	4.540%	10,522.59	5,767.48	0.00	N/A	12/01/24	--	2,781,302.45	2,775,534.97	05/01/22
65	30308773	OF	Houston	TX	Actual/360	4.715%	6,148.79	3,202.93	0.00	N/A	10/01/24	--	1,564,909.17	1,561,706.24	05/01/22
66	30308774	98	Cincinnati	OH	Actual/360	4.715%	4,269.99	2,224.26	0.00	N/A	10/01/24	--	1,086,742.51	1,084,518.25	05/01/22
67	30308775	LO	Lumberton	NC	Actual/360	4.500%	18,520.32	15,385.46	0.00	N/A	09/01/24	--	4,938,751.56	4,923,366.10	05/01/22
69	30308777	LO	Concord	NH	Actual/360	4.550%	19,683.85	10,814.24	0.00	N/A	11/01/24	--	5,191,345.18	5,180,530.94	05/01/22
71	30308779	OF	The Woodlands	TX	Actual/360	4.350%	18,507.09	8,374.75	0.00	N/A	01/01/25	--	5,105,404.44	5,097,029.69	05/01/22
72	30308780	LO	Bedford	TX	Actual/360	4.588%	17,499.21	9,376.98	0.00	N/A	01/01/25	--	4,576,952.10	4,567,575.12	05/01/22
73	30308781	MF	Fresno	CA	Actual/360	4.260%	18,105.00	0.00	0.00	N/A	11/01/24	--	5,100,000.00	5,100,000.00	05/01/22
74	30308782	MF	Montgomery	AL	Actual/360	4.327%	15,554.89	9,268.02	0.00	N/A	11/01/24	--	4,313,813.04	4,304,545.02	05/01/22
75	30308783	SS	Broussard	LA	Actual/360	4.550%	16,200.36	8,900.42	0.00	N/A	11/01/24	--	4,272,623.24	4,263,722.82	05/01/22
76	30308784	RT	Austin	TX	Actual/360	4.485%	16,127.31	0.00	0.00	N/A	12/01/24	--	4,315,000.00	4,315,000.00	05/01/22
77	30308785	MF	Miami Beach	FL	Actual/360	4.780%	15,824.30	3,972,627.51	0.00	N/A	01/01/25	--	3,972,627.51	0.00	05/01/22
78	30308786	LO	Quincy	FL	Actual/360	4.598%	11,834.75	14,704.04	0.00	N/A	01/01/25	--	3,088,668.40	3,073,964.36	05/01/22
79	30308787	RT	Houston	TX	Actual/360	4.380%	13,349.68	6,383.74	0.00	N/A	12/01/24	--	3,657,445.29	3,651,061.55	05/01/22
81	30308789	RT	Leitchfield	KY	Actual/360	4.450%	13,720.83	0.00	0.00	N/A	11/01/24	--	3,700,000.00	3,700,000.00	05/01/22
83	30308791	RT	New Ulm	MN	Actual/360	4.170%	10,692.07	5,875.04	0.00	N/A	01/01/25	--	3,076,853.95	3,070,978.91	05/01/22
84	30308792	RT	Henderson	NV	Actual/360	5.070%	11,173.77	5,059.47	0.00	N/A	01/01/25	--	2,644,678.96	2,639,619.49	05/01/22
85	30308793	MF	Tucson	AZ	Actual/360	4.200%	7,954.79	3,598.24	0.00	N/A	01/01/25	--	2,272,798.00	2,269,199.76	05/01/22
86	30308794	RT	Katy	TX	Actual/360	4.200%	6,045.44	3,734.90	0.00	N/A	01/01/25	--	1,727,269.25	1,723,534.35	05/01/22
87	30308795	MF	Columbia	SC	Actual/360	5.570%	8,034.70	2,178.87	0.00	N/A	12/01/24	--	1,730,994.77	1,728,815.90	05/01/22
88	30308796	MH	Sparks	NV	Actual/360	5.100%	6,949.98	2,741.67	0.00	N/A	11/01/24	--	1,635,290.08	1,632,548.41	05/01/22
Totals							3,435,220.87	16,279,394.95	0.00				920,410,576.50	901,633,128.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,689,541.36	30,124,055.08	07/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,194,749.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,771,322.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	433,300.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,432,445.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,151,400.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,511,653.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	123,171.14	246,460.42	436,087.15	0.00
11	0.00	0.00	--	--	10/12/21	0.00	30,473.15	106,706.43	2,745,138.98	0.00	0.00
12	(166,541.28)	0.00	--	--	--	0.00	0.00	95,521.24	191,129.21	285,007.72	0.00
13	1,876,149.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,466,543.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,153,375.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,587,403.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,729,350.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,134,101.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,658,891.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,482,377.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(771,975.95)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,527,110.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,518,577.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,568,191.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	831,442.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,178,615.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,231,528.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	788,512.92	1,006,682.04	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,464,469.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,547,496.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	807,519.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,298,986.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,629,963.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,035,011.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	812,112.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	475,100.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,161,039.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,143,624.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	853,846.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,115,684.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,426,698.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	700,558.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	729,725.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,162,496.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	837,336.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	869,402.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	758,686.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	(263,546.62)	0.00	--	--	03/11/22	3,547,650.65	25,524.36	0.00	0.00	0.00	0.00
60	794,545.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	619,698.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	812,392.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	969,029.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1,072,185.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	323,478.87	0.00	--	--	--	0.00	0.00	0.00	0.00	173.60	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	682,921.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	400,196.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	222,341.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	836,779.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	302,187.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	336,000.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	312,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	82,865.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	317,380.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	147,511.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	116,775,795.98	31,130,737.12				3,547,650.65	55,997.51	325,398.81	3,182,728.61	721,268.47	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	30308733	6,831,050.00	Payoff w/ penalty	280,824.41	0.00
57	30308765	3,771,064.57	DPO	0.00	0.00
77	30308785	3,972,627.51	Payoff w/ yield maintenance	0.00	258,167.70
Totals		14,574,742.08		280,824.41	258,167.70
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	2	39,279,667.77	0	0.00	1	18,439,925.44	0	0.00	2	18,439,925.44	0	0.00	0	0.00	3	14,574,742.08	4.478942%	4.453695%	31
04/18/22	2	24,295,625.26	0	0.00	1	18,478,315.99	0	0.00	2	24,747,433.69	0	0.00	1	5,968,950.00	0	0.00	4.478724%	4.453398%	32
03/17/22	0	0.00	1	18,056,292.91	1	18,514,284.59	0	0.00	2	24,794,161.04	0	0.00	0	0.00	1	3,791,549.11	4.477873%	4.452386%	33
02/17/22	0	0.00	1	18,092,376.07	2	22,348,520.27	0	0.00	2	24,849,864.43	0	0.00	0	0.00	0	0.00	4.477248%	4.451803%	34
01/18/22	1	18,121,920.39	1	6,303,562.27	2	22,389,526.33	0	0.00	2	24,896,201.78	0	0.00	0	0.00	0	0.00	4.477227%	4.451783%	35
12/17/21	1	6,314,191.00	1	18,151,356.60	3	43,932,859.53	0	0.00	2	24,942,362.70	0	0.00	0	0.00	0	0.00	4.477206%	4.451763%	36
11/18/21	1	18,182,831.38	0	0.00	3	44,019,820.20	0	0.00	2	24,991,416.57	0	0.00	0	0.00	0	0.00	4.477187%	4.451744%	37
10/18/21	0	0.00	1	18,212,044.71	3	44,101,041.76	0	0.00	2	25,037,214.97	0	0.00	0	0.00	0	0.00	4.477166%	4.451725%	38
09/17/21	1	18,243,304.56	0	0.00	3	44,187,382.18	0	0.00	2	25,085,919.30	0	0.00	0	0.00	0	0.00	4.477147%	4.451706%	39
08/17/21	0	0.00	0	0.00	4	50,625,802.95	0	0.00	2	25,131,357.88	0	0.00	0	0.00	1	5,262,897.72	4.477127%	4.451687%	40
07/16/21	0	0.00	0	0.00	4	50,716,502.81	0	0.00	2	25,176,623.45	0	0.00	0	0.00	0	0.00	4.476790%	4.451406%	41
06/17/21	0	0.00	0	0.00	5	79,192,095.76	0	0.00	2	25,224,814.05	0	0.00	0	0.00	1	5,761,291.67	4.482811%	4.457491%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30308718	03/01/22	1	1	123,171.14	246,460.42	438,487.15	21,371,023.31	05/14/20	9
11	30308719	03/01/20	25	6	106,706.43	2,745,138.98	334,348.35	19,368,520.91	05/04/20	7			03/17/21
12	30308720	03/01/22	1	1	95,521.24	191,129.21	389,820.55	18,056,292.91	08/10/20	2
Totals					325,398.81	3,182,728.61	1,162,656.05	58,795,837.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		881,954,584	824,234,991	39,279,668		18,439,925
37 - 48 Months		0	0	0		0
49 - 60 Months		14,831,433	14,831,433	0		0
> 60 Months		4,847,112	4,847,112	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	901,633,128	843,913,535	39,279,668	0	0	18,439,925
Apr-22	920,410,577	877,636,635	18,026,508	0	0	24,747,434
Mar-22	927,988,772	885,138,318	0	18,056,293	0	24,794,161
Feb-22	933,705,265	886,971,475	0	18,092,376	3,791,549	24,849,864
Jan-22	935,306,303	888,491,294	18,121,920	0	3,796,887	24,896,202
Dec-21	936,901,208	868,502,801	0	18,151,357	25,304,688	24,942,363
Nov-21	938,598,352	870,070,151	18,182,831	0	25,353,953	24,991,417
Oct-21	940,180,647	871,531,465	0	18,212,045	25,399,922	25,037,215
Sep-21	941,865,631	873,087,570	18,243,305	0	25,448,837	25,085,919
Aug-21	943,435,410	892,809,607	0	0	25,494,445	25,131,358
Jul-21	950,262,074	899,545,571	0	0	25,539,879	25,176,623
Jun-21	958,073,171	878,881,075	0	0	53,967,282	25,224,814
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30308718	21,285,190.59	21,371,023.31	32,000,000.00	11/01/20	2,391,773.92	1.62000	06/30/20	02/01/25	271
11	30308719	18,439,925.44	19,368,520.91	23,600,000.00	05/14/21	2,758,736.00	1.86869	11/30/14	02/01/25	271
12	30308720	17,994,477.18	18,056,292.91	26,000,000.00	10/16/14	(175,046.28)	(0.15000)	06/30/21	12/01/24	271
57	30308765	0.00	-	2,600,000.00	03/10/21	(263,546.62)	(0.64000)	06/30/21	01/01/25	271
63	30308771	6,337,500.00	6,337,500.00	9,750,000.00	10/17/14	710,446.84	2.47000	06/30/21	12/01/24	I/O
72	30308780	4,567,575.12	4,567,575.12	7,500,000.00	09/01/14	119,755.33	0.37000	12/31/20	01/01/25	271
Totals		68,624,668.33	69,700,912.25	101,450,000.00		5,542,119.19

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30308718	LO	CA	05/14/20	9

5/11/2022 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. The Loan is now delinquent. SS is pursuing legal remedies and will dual track the loan. The loan was brought current as of

	December 20 21. The loan continues to perform in accordance with the terms under the settlement agreement.

11	30308719	LO	NC	05/04/20	7

5/11/2022 - Both collateral properties became REO on 4/29/21. Both hotels will continue to be managed by Marriott International and a business plan has been finalized. Q4 2021 Occupancy / ADR / RevPAR was 59% / $88.36 / $52.47 for the

	Charlotte hotel and 64% / $89.19 / $57.39 for the Durham hotel.

12	30308720	OF	NY	08/10/20	2

5/11/2022 - Discussions between the obligors and special servicer remain ongoing with respect to a resolution. However, lender has filed a foreclosure complaint and a receiver has been appointed to the property.

57	30308765	RT	WI	07/05/19	7
	4/11/2022 - Deed in lieu closed 1/30/2020. Property is currently under contract for sale and expected to close on 4/7/2022.

63	30308771	RT	TN	10/23/19	98

5/11/2022 - Borrower has brought the Loan current; however, Special Servicer is still working to resolve issues related to a non-permitted equity transfer Borrower effectuated without Lender''s consent. Borrower has not yet submitted a settlement

	proposal .

72	30308780	LO	TX	09/01/21	98

5/11/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. SS has reached out to the Borrower several times with little to no response. SS is discussing next steps internally.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	30308740	9,786,218.69	4.45000%	9,767,100.19 4.45000%		10	03/25/21	03/25/21	04/22/21
Totals		9,786,218.69		9,767,100.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30308711	09/17/20	45,547,140.93	66,000,000.00	49,876,471.88	2,759,606.62	48,306,747.55	45,547,140.93	0.00	0.00	0.00	0.00	0.00%
53	30308761	02/18/21	6,806,160.71	4,000,000.00	2,575,683.80	2,484,198.93	2,575,683.80	91,484.87	6,714,675.84	(101.50)	(30,830.96)	6,745,506.80	89.94%
57	30308765	05/17/22	6,269,117.70	2,600,000.00	3,942,515.66	171,451.09	3,942,515.66	3,771,064.57	2,498,053.13	0.00	0.00	2,498,053.13	36.20%
82	30308790	05/17/21	3,407,085.34	3,980,000.00	3,400,864.22	94,261.48	3,400,864.22	3,306,602.74	100,482.60	0.00	0.00	100,482.60	2.79%
Current Period Totals			6,269,117.70	2,600,000.00	3,942,515.66	171,451.09	3,942,515.66	3,771,064.57	2,498,053.13	0.00	0.00	2,498,053.13
Cumulative Totals			62,029,504.68	76,580,000.00	59,795,535.56	5,509,518.12	58,225,811.23	52,716,293.11	9,313,211.57	(101.50)	(30,830.96)	9,344,042.53

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30308711	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	30308761	05/17/22	0.00	0.00	6,745,506.80	0.00	0.00	101.50	0.00	0.00	6,745,506.50
		04/18/22	0.00	0.00	6,745,405.30	0.00	0.00	398.37	0.00	0.00
		02/17/22	0.00	0.00	6,745,006.93	0.00	0.00	384.00	0.00	0.00
		01/18/22	0.00	0.00	6,744,622.93	0.00	0.00	139.28	0.00	0.00
		12/17/21	0.00	0.00	6,744,483.65	0.00	0.00	3,495.38	0.00	0.00
		10/18/21	0.00	0.00	6,740,988.27	0.00	0.00	1,593.00	0.00	0.00
		07/16/21	0.00	0.00	6,739,394.97	0.00	0.00	24,719.13	0.00	0.00
		02/18/21	0.00	0.00	6,714,675.84	0.00	0.00	6,714,675.84	0.00	0.00
57	30308765	05/17/22	0.00	0.00	2,498,053.13	0.00	0.00	2,498,053.13	0.00	0.00	2,498,053.13
82	30308790	05/17/21	0.00	0.00	100,482.60	0.00	0.00	100,482.60	0.00	0.00	100,482.60
Current Period Totals			0.00	0.00	2,498,053.13	0.00	0.00	2,498,154.63	0.00	0.00	2,498,154.63
Cumulative Totals			0.00	0.00	9,344,042.53	0.00	0.00	9,344,042.23	0.00	0.00	9,344,042.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,617.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,443.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,849.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,755.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.77	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	554.09	0.00	0.00	0.00	(9.78)	0.00	0.00	0.00
57	0.00	0.00	(45,082.66)	0.00	0.00	0.00	0.00	0.00	(4,139.87)	0.00	0.00	0.00
63	0.00	0.00	1,320.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	0.00	0.00	304.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	953.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(30,760.00)	0.00	2,476.66	0.00	0.00	0.00	(4,136.88)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(32,420.22)

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Supplemental Notes
None

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